6. ACCRUED SETTLEMENT (Details Textual 1) (AlphaCapitalMember)	Nov. 01, 2011	Oct. 14, 2011	Sep. 22, 2011
AlphaCapitalMember
Number of shares to be issued			39,514,859
Number of shares hold in escrow		39,514,859
Shares Issued	39,514,859